ASSET RETIREMENT OBLIGATIONS (ARO)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS (ARO)

16.	ASSET RETIREMENT OBLIGATIONS (ARO)

	December 31,	December 31,
	2025	2024

Balance at January 1	$2,168	$1,966
Additional obligations recognized	273	196
Change in cash flows/discount rates	(285)	(84)
Liabilities settled	(4)	-
Accretion	107	90
Balance at December 31	$2,259	$2,168

The Company’s asset retirement obligation results from its ownership interest in oil and natural gas assets including well sites and gathering systems. The total future site restoration obligation is estimated based on the Company’s net ownership interest in all wells and facilities, estimated costs to reclaim and abandon these wells and facilities and the estimated timing of the costs to be incurred in future years. The Company has estimated the net present value of ARO to be $2,259 as at December 31, 2025 (2024 - $2,168) based on an undiscounted total future liability of $6,824 (2024 - $3,246). These payments are expected to be made over the next 25 years with the majority of costs to be incurred after 2036. The discount factor, which is the risk-free rate related to the liability, is 4.84% (2024: 4.85%) and the inflation rate was 2.22% (2024: 2.44%).